UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

1330 Ave of Americas, 21st floor, New York NY 10019
 (Address of principal executive offices)  (Zip code)

Wei Wei
1330 Ave of Americas, 21st floor, New York NY 10019
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 823-0530

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

China Finance, Inc. Schedule of Investments
September 30, 2007 (unaudited)

Non-income producing Common Stocks –94.34%	Shares	Value	Cost	Unrealized Gains (Losses)
China 3C Group – 31.48% (par value $0.1)	1,907,017	$7,380,156	$190,702	$(4,424,279.44)
Universal Travel Group – 14.89% (par value $0.6)	975,000	3,490,500	720,000	1,491,750
Home System Group – 8.21% (par value $1)	480,000	1,924,800	480,000	(225,600)
Gulf Resources, Inc. – 19.65% (par value $1.1, restricted until December 7,2007)*	1,669,500	4,607,820	1,836,450	1,252,125
China Ivy School, Inc. – 4.45% (par value $1.5)	3,480,750	1,044,225	1,740,375	(1,218,262.50)
Gulin Paper, Inc – 2.76% (par value $0.75, restricted until April 17,2008)*	1,702,762	647,050	1,208,961	(221,359.06)
China Organic Agriculture, Inc – 18.56% (par value $1.45, restricted until March 14,2008)*	1,729,273	4,350,890	2,213,469	2,507,445.85
Total Investments in Securities		$23,445,441	$8,389,957	$(838,180.15)

Real Estate Held for Investment – 5.66%		$1,405,590

Total Investments		$24,851,031

Notes to Schedule of Investments:

Restricted Securities.

Gulf Resources, Inc(GUFR). The 1,669,500, shares of GUFR represent approximately a 3.38% interest in the current issued and outstanding common shares of GUFR.  The GUFR shares were received as payment for surety guarantee services provided for GUFR’s December 10, 2006 merger transaction with Haoyuan Chemical Company Limited.  The closing price of the GUFR shares was $1.10 per share on December 8, 2006.  As of September 30, 2007, the market value of unrestricted shares of GUFR was $2.90 per share, and the Company’s board determined the fair value of its shares of GUFR to be $2.76 per share.

 Gulin Paper, Inc(GUPR).    The 1,702,762 shares of GUPR represent approximately a 3.55% interest in the current issued and outstanding common shares of GUPR.  The GUPR shares were received as payment for surety guarantee services provided for GUPR’s April 18, 2007 merger transaction with China Lipu Paper Limited.  The closing price of the GUPR shares was $0.75 per share on April 18, 2007.  As of September 30, 2007, the market value of unrestricted shares of GUPR was $0.40 per share, and the Company’s board determined the fair value of its shares of GUPR to be $0.38 per share.

China Organic Agriculture,Inc(CNOA). The  1,729,273 shares of CNOA represent approximately a 3.36% interest in the current issued and outstanding common shares of CNOA.  The CNOA shares were received as payment for surety guarantee services provided for CNOA’s March 15, 2007 merger transaction with Jilin Songyuan City ErMaPao Green Rice Limited.  The closing price of the CNOA shares was $1.45 per share on March 15, 2007.  As of September 30, 2007, the market value of unrestricted shares of CNOA was $2.62 per share, and the Company’s board determined the fair value of its shares of CNOA to be $2.49 per share.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive officer and principal financial officer of the registrant as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By:                                                      /s/ Zhi Yong Xu
Zhi Yong Xu
Chairman and Chief Executive Officer
China Finance, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                                                      /s/ Zhi Yong Xu
                                             Zhi Yong Xu
Chairman and Chief Executive Officer
China Finance, Inc.

Date: November 20, 2007

By:                                                      /s/ Liang Liao
                                                            Liang Liao
Chief Financial Officer
China Finance, Inc.

Date: November 20, 2007

Exhibit A

CERTIFICATIONS

I, Zhi Yong Xu, certify that:

1.	I have reviewed this report on Form N-Q of China Finance, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement ofa material fact or omit to state a material fact necessary to make thestatements made, in light of the circumstances under which such statementswere made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this reportfairly present in all material respects the investments of the registrant as ofthe end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined inRule 30a-3(c) under the Investment Company Act of 1940) and internalcontrol over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused suchdisclosure controls and procedures to be designed under our supervision, toensure that material information relating to the registrant, including itsconsolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused suchinternal control over financial reporting to be designed under our supervision,to provide reasonable assurance regarding the reliability of financial reportingand the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls andprocedures and presented in this report our conclusions about theeffectiveness of the disclosure controls and procedures, as of a date within 90days prior to the filing date of this report, based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control overfinancial reporting that occurred during the registrant’s most recent fiscalquarter that has materially affected, or is reasonably likely to materiallyaffect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonablylikely to adversely affect the registrant’s ability to record, process,summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or otheremployees who have a significant role in the registrant’s internal control overfinancial reporting.

Date: November 20, 2007

/s/ Zhi Yong Xu
Zhi Yong Xu, Chairman and Chief Executive Officer

I, Liang Liao, certify that:

1.	I have reviewed this report on Form N-Q of China Finance, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement ofa material fact or omit to state a material fact necessary to make thestatements made, in light of the circumstances under which such statementswere made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this reportfairly present in all material respects the investments of the registrant as ofthe end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined inRule 30a-3(c) under the Investment Company Act of 1940) and internalcontrol over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused suchdisclosure controls and procedures to be designed under our supervision, toensure that material information relating to the registrant, including itsconsolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused suchinternal control over financial reporting to be designed under our supervision,to provide reasonable assurance regarding the reliability of financial reportingand the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls andprocedures and presented in this report our conclusions about theeffectiveness of the disclosure controls and procedures, as of a date within 90days prior to the filing date of this report, based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control overfinancial reporting that occurred during the registrant’s most recent fiscalquarter that has materially affected, or is reasonably likely to materiallyaffect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonablylikely to adversely affect the registrant’s ability to record, process,summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or otheremployees who have a significant role in the registrant’s internal control overfinancial reporting.

Date: November 20, 2007

/s/ Liang Liao
Liang Liao, Chief Financial Officer